Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
July 31, 2022
FAV-NPRT3-0922
1.804833.118
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	10,430	854,113
Media - 2.3%
Advantage Solutions, Inc. Class A (a)	167,242	742,554
DISH Network Corp. Class A (a)	30,805	535,083
Interpublic Group of Companies, Inc.	61,871	1,848,087
Liberty Broadband Corp. Class A (a)	7,228	780,118
News Corp. Class A	46,813	802,375
Nexstar Broadcasting Group, Inc. Class A	9,793	1,844,707
Scholastic Corp. (b)	20,975	987,293
Thryv Holdings, Inc. (a)	57,681	1,403,956
		8,944,173
TOTAL COMMUNICATION SERVICES		9,798,286
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.1%
Adient PLC (a)	54,872	1,853,576
Autoliv, Inc.	21,825	1,876,950
Cie Automotive SA	24,070	629,287
		4,359,813
Automobiles - 0.5%
Harley-Davidson, Inc.	50,548	1,911,220
Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (a)	61,549	2,468,115
Frontdoor, Inc. (a)	68,479	1,833,183
		4,301,298
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	54,234	1,811,416
Brinker International, Inc. (a)	41,895	1,162,586
Caesars Entertainment, Inc. (a)	60,049	2,743,639
Hilton Grand Vacations, Inc. (a)	26,450	1,078,367
Hyatt Hotels Corp. Class A (a)	13,264	1,097,596
Light & Wonder, Inc. Class A (a)	22,828	1,162,858
Red Rock Resorts, Inc.	11,570	455,048
		9,511,510
Household Durables - 1.7%
KB Home	47,869	1,562,444
Mohawk Industries, Inc. (a)	15,992	2,054,652
Newell Brands, Inc.	53,104	1,073,232
Tempur Sealy International, Inc.	73,132	2,009,667
		6,699,995
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	47,017	2,286,437
Leisure Products - 0.5%
Mattel, Inc. (a)	92,621	2,148,807
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	18,095	2,992,189
Franchise Group, Inc.	51,090	1,682,394
Nordstrom, Inc. (b)	70,555	1,658,748
		6,333,331
Specialty Retail - 4.3%
Academy Sports & Outdoors, Inc.	21,389	920,369
American Eagle Outfitters, Inc.	152,020	1,830,321
Bath & Body Works, Inc.	58,086	2,064,376
Camping World Holdings, Inc. (b)	34,372	929,419
Gap, Inc. (b)	109,748	1,055,776
Lithia Motors, Inc. Class A (sub. vtg.)	6,716	1,781,620
Rent-A-Center, Inc.	68,240	1,605,687
Sally Beauty Holdings, Inc. (a)	59,650	762,327
Signet Jewelers Ltd. (b)	23,486	1,431,707
Victoria's Secret & Co. (a)	74,280	2,745,389
Williams-Sonoma, Inc. (b)	12,205	1,762,646
		16,889,637
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	54,018	2,629,596
TOTAL CONSUMER DISCRETIONARY		57,071,644
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Primo Water Corp.	105,540	1,395,239
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	39,270	1,054,400
U.S. Foods Holding Corp. (a)	94,157	2,965,946
		4,020,346
Food Products - 0.7%
Darling Ingredients, Inc. (a)	41,149	2,850,803
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	16,070	1,117,508
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)	58,502	1,428,034
TOTAL CONSUMER STAPLES		10,811,930
ENERGY - 11.2%
Energy Equipment & Services - 1.9%
Halliburton Co.	53,892	1,579,036
Liberty Oilfield Services, Inc. Class A (a)	105,222	1,494,152
Technip Energies NV	63,049	742,984
TechnipFMC PLC (a)	282,855	2,288,297
Tenaris SA	94,300	1,319,639
		7,424,108
Oil, Gas & Consumable Fuels - 9.3%
Antero Resources Corp. (a)	163,378	6,476,301
APA Corp.	13,567	504,285
Canadian Natural Resources Ltd.	46,241	2,553,357
Cenovus Energy, Inc. (Canada)	174,533	3,325,606
Denbury, Inc. (a)	39,237	2,821,533
Devon Energy Corp.	14,757	927,477
Diamondback Energy, Inc.	4,095	524,242
Energy Transfer LP	160,996	1,820,865
EQT Corp.	15,647	688,937
Genesis Energy LP	170,787	1,706,162
Hess Corp.	37,414	4,207,953
HF Sinclair Corp.	46,302	2,214,162
Imperial Oil Ltd.	36,141	1,732,047
Kosmos Energy Ltd. (a)	284,144	1,801,473
Targa Resources Corp.	23,399	1,617,105
The Williams Companies, Inc.	25,129	856,648
Tourmaline Oil Corp.	31,355	1,964,477
Valero Energy Corp.	7,833	867,661
		36,610,291
TOTAL ENERGY		44,034,399
FINANCIALS - 12.4%
Banks - 3.4%
Bank of Kyoto Ltd.	15,572	662,518
East West Bancorp, Inc.	39,695	2,849,307
First Citizens Bancshares, Inc.	2,429	1,837,976
First Citizens Bancshares, Inc. Class B	210	139,650
M&T Bank Corp.	19,987	3,546,693
PacWest Bancorp	35,539	996,158
Signature Bank	13,806	2,561,979
Wintrust Financial Corp.	10,435	897,827
		13,492,108
Capital Markets - 2.2%
Ameriprise Financial, Inc.	8,785	2,371,247
BlackRock, Inc. Class A	1,852	1,239,321
Lazard Ltd. Class A	36,452	1,373,147
LPL Financial	13,972	2,933,002
Petershill Partners PLC (c)	286,364	816,038
		8,732,755
Consumer Finance - 1.2%
OneMain Holdings, Inc.	55,117	2,050,352
SLM Corp.	155,092	2,419,435
		4,469,787
Diversified Financial Services - 1.5%
Apollo Global Management, Inc.	60,038	3,428,170
ECN Capital Corp.	146,558	684,407
Equitable Holdings, Inc.	61,792	1,756,747
		5,869,324
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	19,801	233,058
American Financial Group, Inc.	12,463	1,666,054
Arch Capital Group Ltd. (a)	36,158	1,605,415
Assurant, Inc.	11,850	2,082,993
First American Financial Corp.	19,319	1,120,502
Reinsurance Group of America, Inc.	9,717	1,125,034
The Travelers Companies, Inc.	20,690	3,283,503
		11,116,559
Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc. (a)	49,741	2,077,184
Essent Group Ltd.	25,103	1,048,301
Walker & Dunlop, Inc.	17,919	2,018,396
		5,143,881
TOTAL FINANCIALS		48,824,414
HEALTH CARE - 6.1%
Biotechnology - 0.6%
Biogen, Inc. (a)	1,244	267,535
Horizon Therapeutics PLC (a)	3,212	266,500
United Therapeutics Corp. (a)	8,540	1,973,338
		2,507,373
Health Care Equipment & Supplies - 0.4%
STERIS PLC	2,168	489,209
Teleflex, Inc.	1,466	352,514
The Cooper Companies, Inc.	1,425	465,975
Zimmer Biomet Holdings, Inc.	1,734	191,416
		1,499,114
Health Care Providers & Services - 3.6%
AdaptHealth Corp. (a)	108,122	2,390,577
AmerisourceBergen Corp.	3,377	492,806
Centene Corp. (a)	28,460	2,645,926
Cigna Corp.	9,739	2,681,731
HCA Holdings, Inc.	1,386	294,414
Laboratory Corp. of America Holdings	10,111	2,651,003
Molina Healthcare, Inc. (a)	1,362	446,355
Tenet Healthcare Corp. (a)	36,299	2,400,090
		14,002,902
Health Care Technology - 0.0%
Evolent Health, Inc. (a)	5,221	177,462
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	2,619	351,208
Avantor, Inc. (a)	5,906	171,392
Bio-Rad Laboratories, Inc. Class A (a)	787	443,286
Charles River Laboratories International, Inc. (a)	541	135,542
IQVIA Holdings, Inc. (a)	1,145	275,109
PerkinElmer, Inc.	2,932	449,094
		1,825,631
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	3,193	361,128
Jazz Pharmaceuticals PLC (a)	19,220	2,999,473
Royalty Pharma PLC	12,201	530,621
		3,891,222
TOTAL HEALTH CARE		23,903,704
INDUSTRIALS - 17.8%
Air Freight & Logistics - 0.7%
FedEx Corp.	11,024	2,569,584
Building Products - 1.7%
Builders FirstSource, Inc. (a)	44,635	3,035,180
Jeld-Wen Holding, Inc. (a)	136,657	2,429,761
UFP Industries, Inc.	12,037	1,109,932
		6,574,873
Commercial Services & Supplies - 1.3%
CoreCivic, Inc. (a)	62,190	669,786
HNI Corp. (b)	37,409	1,321,286
The Brink's Co.	47,435	2,700,949
The GEO Group, Inc. (a)	51,474	337,669
		5,029,690
Construction & Engineering - 3.4%
AECOM	919	66,168
API Group Corp. (a)	128,551	2,276,638
Fluor Corp. (a)	127,770	3,246,636
Granite Construction, Inc.	80,183	2,397,472
MDU Resources Group, Inc.	46,741	1,335,390
Valmont Industries, Inc.	4,888	1,326,994
Willscot Mobile Mini Holdings (a)	67,092	2,590,422
		13,239,720
Electrical Equipment - 2.1%
Array Technologies, Inc. (a)	117,730	1,983,751
GrafTech International Ltd.	102,565	789,751
Regal Rexnord Corp.	22,589	3,033,703
Sensata Technologies, Inc. PLC	24,240	1,077,953
Vertiv Holdings Co.	132,985	1,518,689
		8,403,847
Machinery - 3.7%
Allison Transmission Holdings, Inc.	59,271	2,481,677
Crane Holdings Co.	24,369	2,410,825
Flowserve Corp.	75,425	2,552,382
Kennametal, Inc.	86,170	2,313,665
Oshkosh Corp.	17,584	1,513,982
Stanley Black & Decker, Inc.	13,402	1,304,417
Timken Co.	32,917	2,152,113
		14,729,061
Marine - 0.0%
Genco Shipping & Trading Ltd.	6,365	122,717
Kirby Corp. (a)	906	57,477
		180,194
Professional Services - 0.9%
CACI International, Inc. Class A (a)	3,156	954,027
Manpower, Inc.	31,263	2,451,332
		3,405,359
Road & Rail - 1.5%
Ryder System, Inc.	20,812	1,629,996
TFI International, Inc. (Canada)	15,263	1,524,453
XPO Logistics, Inc. (a)	48,783	2,914,296
		6,068,745
Trading Companies & Distributors - 2.5%
Beacon Roofing Supply, Inc. (a)	48,778	2,927,656
Custom Truck One Source, Inc. Class A (a)	169,334	1,048,177
Fortress Transportation & Infrastructure Investors LLC	52,824	1,214,424
GMS, Inc. (a)	25,705	1,364,164
Herc Holdings, Inc. (b)	16,348	2,027,479
MRC Global, Inc. (a)	81,467	946,647
NOW, Inc. (a)	28,210	312,003
		9,840,550
TOTAL INDUSTRIALS		70,041,623
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	16,595	1,501,184
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	175,497	2,948,350
Vontier Corp.	66,244	1,709,095
		4,657,445
IT Services - 3.0%
Concentrix Corp.	14,066	1,881,468
Cyxtera Technologies, Inc. Class A (a)	126,689	1,544,339
Fidelity National Information Services, Inc.	23,344	2,384,823
SS&C Technologies Holdings, Inc.	50,211	2,970,985
Unisys Corp. (a)	143,447	1,968,093
Verra Mobility Corp. (a)(b)	61,638	1,016,411
		11,766,119
Software - 0.8%
NCR Corp. (a)	70,192	2,277,730
NortonLifeLock, Inc.	44,285	1,086,311
		3,364,041
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	15,208	1,216,336
Xerox Holdings Corp.	41,032	702,878
		1,919,214
TOTAL INFORMATION TECHNOLOGY		23,208,003
MATERIALS - 11.8%
Chemicals - 5.3%
Axalta Coating Systems Ltd. (a)	87,283	2,201,277
Cabot Corp.	18,872	1,401,435
Celanese Corp. Class A	21,181	2,488,979
Corteva, Inc.	25,235	1,452,274
Eastman Chemical Co.	24,024	2,304,622
Huntsman Corp.	25,212	730,140
Methanex Corp.	45,795	1,703,574
Olin Corp.	42,715	2,232,713
The Chemours Co. LLC	56,240	2,001,582
Trinseo PLC	39,250	1,403,973
Tronox Holdings PLC	99,137	1,547,529
Westlake Corp.	15,036	1,463,604
		20,931,702
Construction Materials - 1.4%
Eagle Materials, Inc.	13,176	1,666,105
GCC S.A.B. de CV	134,228	829,579
Martin Marietta Materials, Inc.	2,972	1,046,382
Summit Materials, Inc. (a)	73,899	2,032,961
		5,575,027
Containers & Packaging - 1.7%
Berry Global Group, Inc. (a)	46,344	2,671,732
Crown Holdings, Inc.	20,828	2,117,791
O-I Glass, Inc. (a)	117,937	1,734,853
		6,524,376
Metals & Mining - 3.2%
Alcoa Corp.	25,713	1,308,535
ArcelorMittal SA Class A unit GDR	48,450	1,191,386
Arconic Corp. (a)	81,139	2,451,209
ATI, Inc. (a)	45,453	1,131,325
Carpenter Technology Corp.	25,995	835,479
Constellium NV (a)	150,349	2,199,606
First Quantum Minerals Ltd.	40,442	739,013
Freeport-McMoRan, Inc.	54,098	1,706,792
Steel Dynamics, Inc.	12,174	948,111
		12,511,456
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	12,417	790,094
TOTAL MATERIALS		46,332,655
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Crown Castle International Corp.	8,601	1,553,857
CubeSmart	100,860	4,626,448
Duke Realty Corp.	31,435	1,966,574
Equinix, Inc.	2,178	1,532,746
Equity Lifestyle Properties, Inc.	24,169	1,776,905
Lamar Advertising Co. Class A	3,634	367,252
Ventas, Inc.	63,710	3,426,324
Welltower, Inc.	29,801	2,573,018
		17,823,124
Real Estate Management & Development - 2.3%
Anywhere Real Estate, Inc. (a)	159,128	1,580,141
Cushman & Wakefield PLC (a)	184,171	3,094,073
Jones Lang LaSalle, Inc. (a)	14,991	2,858,334
WeWork, Inc. (a)(b)	294,371	1,404,150
		8,936,698
TOTAL REAL ESTATE		26,759,822
UTILITIES - 6.4%
Electric Utilities - 4.3%
Constellation Energy Corp.	33,188	2,193,727
Edison International	68,429	4,637,433
Entergy Corp.	34,763	4,002,264
FirstEnergy Corp.	68,944	2,833,598
PG&E Corp. (a)	308,570	3,351,070
		17,018,092
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	177,313	3,939,895
Vistra Corp.	69,916	1,807,329
		5,747,224
Multi-Utilities - 0.7%
Sempra Energy	15,756	2,612,345
TOTAL UTILITIES		25,377,661
TOTAL COMMON STOCKS (Cost $364,624,707)		386,164,141

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.02% to 2.46% 8/18/22 to 10/27/22 (e) (Cost $378,588)	380,000	378,506

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	9,568,144	9,570,057
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	7,694,277	7,695,046
TOTAL MONEY MARKET FUNDS (Cost $17,265,089)		17,265,103

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $382,268,384)	403,807,750
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(10,141,253)
NET ASSETS - 100.0%	393,666,497

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	29	Sep 2022	7,291,760	446,602	446,602

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $816,038 or 0.2% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $378,506.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	9,374,021	281,320,782	281,124,746	21,195	23	(23)	9,570,057	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	4,785,846	71,749,004	68,839,804	53,429	-	-	7,695,046	0.0%
Total	14,159,867	353,069,786	349,964,550	74,624	23	(23)	17,265,103

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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